Note 30	6 Months Ended
Jun. 30, 2021
Commitments and guarantees given [Abstract]
Disclosure of Commitments and guarantees given [Text Block]	Commitments and guarantees given
The breakdown of the balance under these headings in the accompanying condensed consolidated balance sheets is as follows:

Commitments and guarantees given (Millions of Euros)
	Notes	June 2021	December 2020
Loan commitments given	6.2.2	112,127	132,584
Of which: impaired		141	265
Central banks		3	—
General governments		2,622	2,919
Credit institutions		13,149	11,426
Other financial corporations		4,613	5,862
Non-financial corporations		55,305	71,011
Households		36,434	41,366
Financial guarantees given	6.2.2	10,937	10,665
Of which: impaired (*)		273	290
Central banks		—	1
General governments		138	132
Credit institutions		518	339
Other financial corporations		873	587
Non-financial corporations		9,207	9,376
Households		200	231
Other commitments given	6.2.2	36,624	36,190
Of which: impaired (*)		389	477
Central banks		4	124
General governments		207	199
Credit institutions		6,267	5,285
Other financial corporations		4,577	2,902
Non-financial corporations		25,403	27,496
Households		165	182
Total	6.2.2	159,688	179,440
(*) Impaired financial guarantees given amounted to €662 and €767 million, respectively, as of June 30, 2021 and December 31, 2020, respectively.
As of June 30, 2021, the provisions for loan commitments given, financial guarantees given and other commitments given, recorded in the consolidated balance sheet amounted €284 million, €170 million and €243 million, respectively (see Note 23).
Since a significant portion of the amounts above will expire without any payment being made by the consolidated entities, the aggregate balance of these commitments cannot be considered the actual future requirement for financing or liquidity to be provided by the BBVA Group to third parties.